Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,780,875.78

Principal:
Principal Collections	$18,374,379.78
Prepayments in Full	$8,301,368.70
Liquidation Proceeds	$446,189.19
Recoveries	$22,752.86
Sub Total	$27,144,690.53
Collections	$28,925,566.31

Purchase Amounts:
Purchase Amounts Related to Principal	$301,250.10
Purchase Amounts Related to Interest	$1,629.38
Sub Total	$302,879.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,228,445.79

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,228,445.79
Servicing Fee	$447,810.44	$447,810.44	$0.00	$0.00	$28,780,635.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,780,635.35
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,780,635.35
Interest - Class A-3 Notes	$176,881.13	$176,881.13	$0.00	$0.00	$28,603,754.22
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$28,456,715.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,456,715.72
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$28,389,241.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,389,241.97
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$28,339,256.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,339,256.14
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$28,276,116.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,276,116.14
Regular Principal Payment	$26,594,201.12	$26,594,201.12	$0.00	$0.00	$1,681,915.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,681,915.02
Residual Released to Depositor	$0.00	$1,681,915.02	$0.00	$0.00	$0.00
Total		$29,228,445.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,594,201.12
Total					$26,594,201.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,594,201.12	$56.00	$176,881.13	$0.37	$26,771,082.25	$56.37
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$26,594,201.12	$16.52	$504,519.21	$0.31	$27,098,720.33	$16.83

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$268,680,203.23	0.5657616	$242,086,002.11	0.5097621
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$515,950,203.23	0.3204520	$489,356,002.11	0.3039346

Pool Information
Weighted Average APR	3.922%	3.916%
Weighted Average Remaining Term	34.10	33.30
Number of Receivables Outstanding	37,646	36,658
Pool Balance	$537,372,523.32	$509,505,427.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$515,950,203.23	$489,356,002.11
Pool Factor	0.3264326	0.3095045

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$20,149,425.68
Targeted Overcollateralization Amount	$20,149,425.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,149,425.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		124	$443,907.76
(Recoveries)		82	$22,752.86
Net Loss for Current Collection Period			$421,154.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9405%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4390%
Second Preceding Collection Period			0.5579%
Preceding Collection Period			0.5162%
Current Collection Period			0.9655%
Four Month Average (Current and Preceding Three Collection Periods)			0.6197%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,605	$7,471,009.53
(Cumulative Recoveries)			$807,761.34
Cumulative Net Loss for All Collection Periods			$6,663,248.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4048%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,072.40
Average Net Loss for Receivables that have experienced a Realized Loss			$1,848.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.71%	466	$8,703,771.88
61-90 Days Delinquent	0.18%	53	$921,199.13
91-120 Days Delinquent	0.07%	14	$333,242.02
Over 120 Days Delinquent	0.18%	42	$903,585.15
Total Delinquent Receivables	2.13%	575	$10,861,798.18

Repossession Inventory:
Repossessed in the Current Collection Period		20	$408,580.09
Total Repossessed Inventory		41	$922,254.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3369%
Preceding Collection Period			0.2922%
Current Collection Period			0.2973%
Three Month Average			0.3088%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer